SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information
Supplemental cash flow information was as follows:

	Year Ended December 31,
(in thousands)	2018	2017	2016
Cash paid for:
Interest	$84,823	$60,054	$61,019
Income taxes	16,311	26,863	43,650
Non-cash investing activities:
Payment for repurchase of May 2011 Senior Secured Notes accrued in accounts payable	—	—	18,939
Property and equipment accrued in accounts payable	1,718	1,631	3,338